November 7, 2002

VIA EDGAR TRANSMISSION


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


RE:               Country Mutual Funds Trust (the "Trust")
                  File Nos. (333-68270) and (811-10475)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, Country Mutual Funds Trust (the "Trust"), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 31, 2002 and filed electronically as Post-Effective Amendment No. 3 to the Trust's Registration Statement on October 31, 2002.

If you have any questions regarding this filing,  please call the undersigned at
(309) 557-2455.


Sincerely yours,

/s/ Robert J. McDade
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Robert J. McDade